CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY- STATEMENTS OF CASH FLOWS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in operating assets and liabilities:
Cash flows from operating activities	$ (2,394)	$ (2,103)	$ (1,135)
CASH FLOWS FROM INVESTING ACTIVITIES:
Cash flows from investing activities	(156)	4,267	(290)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash flows from financing activities	5,406	2,000	2,132
Cash and cash equivalents at beginning of year	5,263	607	4
Cash and cash equivalents at end of year	7,102	5,263	$ 607
Parent
Changes in operating assets and liabilities:
Cash flows from operating activities	(2,410)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash flows from financing activities	(165)
Net increase in cash, cash equivalents and restricted cash	(2,575)
Cash and cash equivalents at beginning of year	2,746
Cash and cash equivalents at end of year	$ 171	$ 2,746